SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
SUBSEQUENT EVENTS [Text Block]
15.	SUBSEQUENT EVENTS

(a)

On June 2, 2014, the Company signed a 30 day contract for $10,000 with TDM Financial to provide services for original video production, original coverage, network placement of video and article, article and video syndication, email distribution, and reporting.

(b)

On June 9. 2014 as per marketing agreement signed with Agoracom on February 27, 2014 for a 12 month contract, the Company made its second quarter payment is $12,500 plus GST by issuing 72,917 common shares of the Company at a market price of $0.18 per share.

(c)

On July 1, 2014, the Company has entered into a one year services agreement with TDM Financial for $120,000 payable in common shares of the Company. TDM Financial will provide marketing solutions and strategies to the Company. Upon the signing of the contract with TDM Financial, the Company issued 750,000 common stock of the Company at a deemed price of $0.16 for the term of the agreement.

16.	SUBSEQUENT EVENTS

(a)

On September 17, 2013 the Company entered into an AMI Participation Agreement with Downhole Energy LLC to participate in 100% gross interest and 75% net revenue interest for drilling, completion and production of up to 100 oil wells on certain oil and gas leases covering 2,924 in the historic field located in Forest and Venango counties, Pennsylvania. On execution of this agreement the company issued 100,000 of its common shares to Downhole Energy LLC.

(b)	On October 4, 2013 the Company entered into a consulting agreement with Olibri Acquisitions and issued 750,000 common shares of the Company for services provided in oil and gas consulting..

(c)

The Company has entered into a Letter of Intent Agreement (“LOI”) on November 1, 2013 with 0984329 BC Ltd. (the “Vendor”) where the Company wishes to buy and the Vendor wishes to sell 51% of the issued and outstanding capital stock of the Vendor. The Vendor is the owner, operator of a Medical Marihuana operation located at 33420 Cardinal Street, Mission, British Columbia, Canada. Until such time as the Vendor and the Company enter into a Definitive Agreement, the Parties agree that all terms of this LOI are and shall serve only as an expression of interest between the Vendor and the Company. This LOI is not comprehensive and no business relationship is created between the Vendor and the Company unless and until such time as negotiations between the Parties result in the consummation of a Definitive Agreement and such Definitive Agreement is ratified by their respective authorized representatives. On the execution of the LOI, the Company issued 10,000,000 of its common shares to the Vendor.

(d)	On November 5, 2013 the Company granted 675,000 stock options to directors, officers, and consultant of the Company with an exercise price of $0.06 vested immediately, expiring November 5, 2018.

(e)	On November 18, 2013, the Company granted 25,000 stock options to consultant of the Company with an exercise price of $0.09 vested immediately, expiring November 18, 2018.

(f)

On November 18, 2013, the Company entered into an investor relations contract with Coal Harbour Communications Inc. The initial term of this agreement shall begin on the date of execution of this Agreement and continue for two months . Thereafter the agreement will continue on a month-by-month basis pending cancelation by written notification with 30 days notice. In consideration for the services the Company will pay the Provider a one-time payment of two hundred thousand shares (200,000) of restricted common stock in Enertopia Corporation. The stock will be issued in the name of Dale Paruk for 100,000 shares and Neil Blake for 100,000 shares. In consideration of the services provided, the Company shall pay Coal Harbour Communications, a monthly fee of $5,000 payable on the 1st day of each monthly period starting 60 days from the signing of this agreement and $500 per month to cover expenses incurred on the Company’s behalf. Any expenses above $500 per month must be pre-approved.

(g)

On November 26, the Company closed the first tranche of a private placement of 2,720,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$136,000 (US$136,000). Each warrant will be exercisable into one further share at a price of US$0.10 per warrant share for a period of thirty six month following the close.

(h)

On December 2, 2013, the Company sold its investment in Pro Eco Energy Ltd. from its original purchase price of US$45,000 which gave the Company 900,000 shares or 8.25% interest in the Pro Eco on April 21, 2008 to Western Standard Energy Corp. for US$40,000. The terms of the purchase are as follows: a) $10,000 on the Closing date which is December 02, 2013; b) $10,000 on or before December 31, 2013; c) $10,000 on or before January 31, 2014; d) $10,000 on or before February 28, 2014.

(i)	On November 29, 2013, its wholly-owned subsidiary, Target Energy, Inc was closed and dissolve .